Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Net income available to TDS common shareholders used in basic earnings (loss) per share	$ 153	$ 43	$ 219
Noncontrolling interest adjustment			(1)
Net income available to TDS common shareholders used in diluted earnings (loss) per share	$ 153	$ 43	$ 218
Weighted average number of shares used in basic earnings (loss) per share	111	110	109
Effects of dilutive securities	1	1	1
Weighted average number of shares used in diluted earnings (loss) per share	112	111	110
Basic earnings per share available to TDS common shareholders	$ 1.39	$ 0.39	$ 2.02
Diluted earnings per share available to TDS common shareholders	$ 1.37	$ 0.39	$ 1.98
Common Shares
Earnings per share
Weighted average number of shares used in basic earnings (loss) per share	104	103	102
Series A Common Shares
Earnings per share
Weighted average number of shares used in basic earnings (loss) per share	7	7	7